Cambria ETF Trust

2321 Rosecrans Avenue, Suite 3225

El Segundo, California 90245

November 25, 2013

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	Cambria ETF Trust (the “Registrant”) (File Nos. 333-180879 and 811-22704)

Dear Sir or Madam:

I hereby certify on behalf of the Registrant, pursuant to paragraph (j) of Rule 497 promulgated under the Securities Act of 1933, as amended (the “1933 Act”), that:

1. The form of Prospectus and Statement of Additional Information dated November 21, 2013 for the Registrant’s Cambria Global Income and Currency Strategies ETF, Cambria Shareholder Yield ETF, Cambria Foreign Shareholder Yield ETF and Cambria Emerging Shareholder Yield ETF that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in Post-Effective Amendment No. 5 to the Registrant’s Registration Statement under the 1933 Act on Form N-1A filed with the Securities and Exchange Commission on November 21, 2013 (the “Amendment”); and

2. The text of the Amendment has been filed electronically.

Very truly yours,

/s/ Eric W. Richardson
Eric W. Richardson
President